Note Payable – Seller	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Note Payable – Seller [Abstract]
NOTE PAYABLE – SELLER

NOTE 6 - NOTE PAYABLE – SELLER

In connection with the acquisition of Howco in September 2016, the Company issued a note payable in the amount of $900,000 to the sellers of Howco. The note matured on September 9, 2017 and bears interest at 5.50% per annum. The note requires payment of unpaid principal and interest upon maturity. The note is secured by all assets of Howco and subordinated to the Senior Secured Credit Facility (see Note 8). The note is currently in default and the default interest rate is 8% per annum. At March 31, 2024 and September 30, 2023, the principal and accrued interest on this note amounted to $834,000, $509,216 and $834,000, $477,093, respectively.

NOTE 8 - NOTE PAYABLE – SELLER

In connection with the acquisition of Howco in September 2016, the Company issued a note payable in the amount of $900,000 to the sellers of Howco. The note matured on September 9, 2017 and bears interest at 5.50% per annum. The note requires payment of unpaid principal and interest upon maturity. The note is secured by all assets of Howco and subordinated to the Senior Secured Credit Facility discussed below. The note is currently in default and the default interest rate is 8% per annum. At September 30, 2023 and 2022, the principal and accrued interest on this note amounted to $834,000, $477,093 and $837,000, and $409,063, respectively (see Note 15).